Schedule of Share-based Payment Expenses (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Total expenses recognized from share-based payment transactions	₪ 8,907	₪ 6,452	₪ 10,008